UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust — Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust — Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	19,890,911	21,213,253

100.0%	Total Investments	19,890,911	21,213,253
0.0%	Other Assets and Liabilities, Net		7,890

100.0%	Total Net Assets		21,221,143

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 40.2%

Global Real Estate 10.9%
Schwab Global Real Estate Fund (a)	357,369	2,312,177

International 6.0%
Laudus International MarketMasters Fund, Select Shares (a)	65,024	1,280,316

Large-Cap 23.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	100,824	1,347,012
Schwab Dividend Equity Fund (a)	263,767	3,589,863

		4,936,875

		8,529,368

Fixed-Income Funds 56.9%

Intermediate-Term Bond 41.3%
Schwab Premier Income Fund (a)	475,471	4,873,581
Schwab Total Bond Market Fund (a)	425,145	3,890,081

		8,763,662

International Bond 4.6%
Laudus Mondrian International Fixed Income Fund (a)	81,911	971,469

Short-Term Bond 11.0%
Schwab Short-Term Bond Market Fund (a)	257,136	2,339,939

		12,075,070

Money Market Funds 2.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	197,105	197,105
State Street Institutional Liquid Reserves Fund - Institutional Class	411,710	411,710

		608,815

Total Other Investment Companies
(Cost $19,890,911)		21,213,253

End of Investments.

At 03/31/11 the tax basis cost of the fund’s investments was $20,167,697 and the unrealized appreciation and depreciation were $1,045,556 and ($0), respectively, with a net unrealized appreciation of $1,045,556.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 1

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$21,213,253	$—	$—	$21,213,253

Total	$21,213,253	$—	$—	$21,213,253

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47716MAR11

2

Schwab Capital Trust
Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	76,093,364	80,965,136

99.6%	Total Investments	76,093,364	80,965,136
0.4%	Other Assets and Liabilities, Net		345,089

100.0%	Total Net Assets		81,310,225

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 24.8%

Global Real Estate 7.7%
Schwab Global Real Estate Fund (a)	964,623	6,241,112

International 2.9%
Laudus International MarketMasters Fund, Select Shares (a)	121,997	2,402,113

Large-Cap 14.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	185,174	2,473,922
Schwab Dividend Equity Fund (a)	666,434	9,070,173

		11,544,095

		20,187,320

Fixed-Income Funds 69.6%

Intermediate-Term Bond 52.7%
Schwab Premier Income Fund (a)	2,291,566	23,488,551
Schwab Total Bond Market Fund (a)	2,113,649	19,339,890

		42,828,441

International Bond 5.0%
Laudus Mondrian International Fixed Income Fund (a)	339,340	4,024,572

Short-Term Bond 11.9%
Schwab Short-Term Bond Market Fund (a)	1,065,205	9,693,362

		56,546,375

Money Market Funds 5.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,118,156	2,118,156
State Street Institutional Liquid Reserves Fund - Institutional Class	2,113,285	2,113,285

		4,231,441

Total Other Investment Companies
(Cost $76,093,364)		80,965,136

End of Investments.

At 03/31/11 the tax basis cost of the fund’s investments was $76,436,531 and the unrealized appreciation and depreciation were $4,900,872 and ($372,267), respectively, with a net unrealized appreciation of $4,528,605.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 1

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$80,965,136	$—	$—	$80,965,136

Total	$80,965,136	$—	$—	$80,965,136

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47717MAR11

2

Schwab Capital Trust
Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	63,814,872	65,743,729

99.8%	Total Investments	63,814,872	65,743,729
0.2%	Other Assets and Liabilities, Net		98,946

100.0%	Total Net Assets		65,842,675

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 10.0%

Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	501,047	3,241,775

Large-Cap 5.1%
Schwab Dividend Equity Fund (a)	244,740	3,330,911

		6,572,686

Fixed-Income Funds 83.0%

Intermediate-Term Bond 61.5%
Schwab Premier Income Fund (a)	2,219,391	22,748,753
Schwab Total Bond Market Fund (a)	1,943,327	17,781,439

		40,530,192

International Bond 6.5%
Laudus Mondrian International Fixed Income Fund (a)	360,578	4,276,460

Short-Term Bond 15.0%
Schwab Short-Term Bond Market Fund (a)	1,086,039	9,882,958

		54,689,610

Money Market Funds 6.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,944,812	1,944,812
State Street Institutional Liquid Reserves Fund - Institutional Class	2,536,621	2,536,621

		4,481,433

Total Other Investment Companies
(Cost $63,814,872)		65,743,729

End of Investments.

At 03/31/11 the tax basis cost of the fund’s investments was $64,461,855 and the unrealized appreciation and depreciation were $1,281,874 and ($0), respectively, with a net unrealized appreciation of $1,281,874.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$65,743,729	$—	$—	$65,743,729

Total	$65,743,729	$—	$—	$65,743,729

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47718MAR11

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Schwab Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 23, 2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	May 23, 2011